BUSINESS COMBINATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
BUSINESS COMBINATIONS
Schedule of fair value of the consideration transferred and fair value of the acquired assets and assumed liabilities and the resulting goodwill as of the acquisition date

Cash paid	$4,837
Shares issued	6,573
Fair value of contingent consideration	1,768
$13,178

Cash	$817
Current assets	559
Property and equipment	12
Customer relations	1,972
Technology	3,762
Goodwill	7,607
Current liabilities	(1,551)
$13,178

Cash paid	$4,650
Shares issued	2,465
Fair value of contingent consideration	1,375
$8,490

Cash	$127
Current assets	52
Property and equipment	4
Customer relations	850
Technology	1,763
Goodwill	5,723
Current liabilities	(29)
$8,490

Schedule of supplemental consolidated financial results on an unaudited pro forma basis as if acquisition had been consummated on January 1, 2020

	For the period of
	six months ended
	June 30,
	2022	2021
	(unaudited)	(unaudited)
Proforma revenue	$9,760	$6,408
Proforma loss	(10,548)	(7,059)
Proforma loss per Ordinary share	$(1.88)	$(1.53)

	Year ended December 31,
	2021	2020
Proforma revenue	$13,525	$10,934
Proforma loss	(16,624)	(14,376)
Proforma loss per Ordinary share	$(3.76)	$(3.31)